Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Hedge Accounting [Line Items]
Current Assets	$ 20,038,433	$ 121,443
Liabilities Current	304,278	313,571
Non-Current Assets	30,789,703	25,533,189
Liabilities Non-current	21,045,216	48,981,953
Non-hedging derivative instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Current Assets	402,716
Liabilities Current	$ 1,255,478	7,369,481
Liabilities Non-current		$ 2,987,830